Trade and Other Payables - Schedule of Currency Profiles of the Group’s Trade and Other Payables (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables	$ 10,566,327	$ 1,357,565	$ 12,990,458
Hong Kong Dollar [Member]
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables	7,188,927	923,636	9,892,666
United States Dollar [Member]
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables	$ 3,377,400	$ 433,929	$ 3,097,792